AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON May 12, 2020

Securities Act File No. 333-92415

Investment Company Act File No. 811-09721

United States

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

_____________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 53 ☐

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 57 ☐

_____________________

PIMCO MANAGED ACCOUNTS TRUST

(Exact Name of Registrant as Specified in Charter)

_____________________

C/O Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

(Address of Principal Executive Officer)

Registrant’s Telephone Number, including Area Code: (888) 877-4626

_____________________

Copy to:

David C. Sullivan, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199	Douglas P. Dick, Esq. Adam T. Teufel, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006
(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [ ], 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 53 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 52 on Form N-1A filed April 27, 2020. This PEA No. 53 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 52 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 53 (the “Amendment”) to its registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 12th day of May, 2020.

PIMCO MANAGED ACCOUNTS TRUST

By:	/s/ PETER G. STRELOW
Name:	Peter G. Strelow**
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Eric D. Johnson*	President (Principal Executive Officer)	May 12, 2020
Eric D. Johnson

Bradley A. Todd*	Treasurer (Principal Financial and Accounting Officer)	May 12, 2020
Bradley A. Todd

Sarah E. Cogan*	Trustee	May 12, 2020
Sarah E. Cogan

David N. Fisher*	Trustee	May 12, 2020
David N. Fisher

Deborah A. DeCotis*	Trustee	May 12, 2020
Deborah A. DeCotis

James A. Jacobson*	Trustee	May 12, 2020
James A. Jacobson

Hans W. Kertess*	Trustee	May 12, 2020
Hans W. Kertess

John C. Maney*	Trustee	May 12, 2020
John C. Maney

William B. Ogden IV*	Trustee	May 12, 2020
William B. Ogden IV

Alan Rappaport*	Trustee	May 12, 2020
Alan Rappaport

*By:	/s/ Adam T. Tefuel
Adam T. Teufel
as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 52 to Registration Statement No. 333-92415 on April 27, 2020.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase